Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total other liabilities	$ 50.1	$ 28.4
Yatela liability	0.0	18.5
Automatic Share Purchase Plan Liability	50.0	0.0
Current portion of other liabilities	50.0	27.7
Non-current portion of other liabilities	0.1	0.7
Hedge derivatives
Disclosure of detailed information about financial instruments [line items]
Total other liabilities	0.0	9.8
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total other liabilities	$ 0.1	$ 0.1